Securitizations and Other Variable Interest Entities - Other Asset Backed (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2011 Resecuritization Trusts [Member]	Dec. 31, 2010 Resecuritization Trusts [Member]	Dec. 31, 2011 Municipal Bonds [Member]	Dec. 31, 2010 Municipal Bonds [Member]	Dec. 31, 2011 Automobile And Other Securitization Trusts [Member]	Dec. 31, 2010 Automobile And Other Securitization Trusts [Member]	Dec. 31, 2011 Automobile Loan [Member]	Dec. 31, 2010 Automobile Loan [Member]	Dec. 31, 2011 Student Loan [Member]	Dec. 31, 2010 Student Loan [Member]	Dec. 31, 2011 Other Loan and Receivable [Member]	Dec. 31, 2010 Other Loan and Receivable [Member]	Dec. 31, 2011 Unconsolidated VIEs [Member] Resecuritization Trusts [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Resecuritization Trusts [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Resecuritization Trusts [Member] Senior Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Resecuritization Trusts [Member] Senior Debt Securities [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Resecuritization Trusts [Member] Subordinated Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Resecuritization Trusts [Member] Subordinated Debt Securities [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Municipal Bonds [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Municipal Bonds [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Municipal Bonds [Member] Senior Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Municipal Bonds [Member] Senior Debt Securities [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Municipal Bonds [Member] Subordinated Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Municipal Bonds [Member] Subordinated Debt Securities [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member] Senior Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member] Senior Debt Securities [Member]		Dec. 31, 2011 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member] Subordinated Debt Securities [Member]		Dec. 31, 2010 Unconsolidated VIEs [Member] Automobile And Other Securitization Trusts [Member] Subordinated Debt Securities [Member]		Dec. 31, 2011 Consolidated VIEs [Member]	Dec. 31, 2010 Consolidated VIEs [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Resecuritization Trusts [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Resecuritization Trusts [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Municipal Bonds [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Municipal Bonds [Member]	Dec. 31, 2011 Consolidated VIEs [Member] Automobile And Other Securitization Trusts [Member]	Dec. 31, 2010 Consolidated VIEs [Member] Automobile And Other Securitization Trusts [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure																			$ 31,140,000,000		$ 20,320,000,000										$ 3,752,000,000		$ 4,261,000,000										$ 93,000,000		$ 141,000,000												$ 0	$ 0	$ 3,901,000,000	$ 4,716,000,000	$ 1,087,000,000	$ 2,061,000,000
On Balance Sheet Assets [Abstract]
Trading account assets																							2,595,000,000	[1],[2]	1,219,000,000	[1],[2]	0	[1],[2]	2,000,000	[1],[2]					228,000,000	[1],[2]	255,000,000	[1],[2]	0	[1],[2]	0	[1],[2]					0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]			0	68,000,000	3,901,000,000	4,716,000,000	0	0
Loans and leases	926,200,000,000	940,440,000,000																																																					140,194,000,000	145,469,000,000	0	0	0	0	4,923,000,000	9,583,000,000
Allowance for Loan and Lease Losses	(33,783,000,000)	(41,885,000,000)		(37,200,000,000)	(23,071,000,000)	[3]																																																	(5,066,000,000)	(8,935,000,000)	0	0	0	0	(7,000,000)	(29,000,000)
AFS Debt Securities	276,151,000,000	337,627,000,000																					27,616,000,000	[1],[2]	17,989,000,000	[1],[2]	544,000,000	[1],[2]	1,036,000,000	[1],[2]					0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]					81,000,000	[1],[2]	109,000,000	[1],[2]	0	[1],[2]	0	[1],[2]	0	2,601,000,000
Residual interests held																			385,000,000	[4]	74,000,000	[4]									0	[4]	0	[4]									0	[4]	0	[4]
Other Assets	145,686,000,000	182,124,000,000																	0		0										0		0										12,000,000		17,000,000										4,769,000,000	7,086,000,000	0	0	0	0	168,000,000	196,000,000
Assets	2,129,046,000,000 [5]	2,264,909,000,000	[5]																31,140,000,000		20,320,000,000										228,000,000		255,000,000										93,000,000		126,000,000										151,761,000,000	169,828,000,000	0	68,000,000	3,901,000,000	4,716,000,000	5,084,000,000	9,750,000,000
Uncolsolidated, Total assets of VIEs																			60,459,000,000		39,830,000,000										5,964,000,000		6,108,000,000										668,000,000		774,000,000
On Balance Sheet Liabilities [Abstract]
Commercial paper and other short-term borrowings	35,698,000,000	59,962,000,000																																																					5,777,000,000	6,742,000,000	0	0	5,127,000,000	4,921,000,000	0	0
Long-term Debt	372,265,000,000	448,431,000,000																																																					49,054,000,000	71,013,000,000	0	68,000,000	0	0	3,992,000,000	7,681,000,000
Other Liabilities																																																							1,116,000,000	9,141,000,000	0	0	0	0	90,000,000	101,000,000
Liabilities	1,898,945,000,000	2,036,661,000,000																																																					55,947,000,000	86,896,000,000	0	68,000,000	5,127,000,000	4,921,000,000	4,082,000,000	7,782,000,000
In Text Details [Abstract]
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Assets Obtained as Proceeds							33,600,000,000	97,700,000,000
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale							909,000,000	(144,000,000)
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers									733,000,000	1,200,000,000
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement									2,500,000,000	2,200,000,000
Liquidity Commitments To Unconsolidated Securitization Trusts									3,500,000,000	4,000,000,000
Weighted average remaining life of bonds held in the trusts in years	10 years
Qualitative and Quantitative Information, Transferor's Continuing Involvement, Principal Amount Outstanding, Continued Recognition, Amount											$ 5,800,000,000	$ 10,500,000,000	$ 3,900,000,000	$ 8,400,000,000	$ 1,200,000,000	$ 1,300,000,000	$ 668,000,000	$ 774,000,000

[1]	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).
[2]	As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.
[3]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[4]	The retained residual interests are carried at fair value which was derived using model valuations (Level 2 of the fair value hierarchy).
[5]	Total assets include long-lived assets, which are primarily located in the U.S.